Offsetting. (Details) - Offsetting Assets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	$ 624,202	$ 981,232
Gross Amounts Offset in the Statement of Financial Condition	(142,271)	(218,596)
Net Amounts of Assets Presented in the Statement of Financial Condition	481,931	762,636
Futures and Forward Contracts [Member]
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	624,202	981,232
Gross Amounts Offset in the Statement of Financial Condition	(142,271)	(218,596)
Net Amounts of Assets Presented in the Statement of Financial Condition	481,931	762,636
Purchased Options on Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	0	0
Gross Amounts Offset in the Statement of Financial Condition	0	0
Net Amounts of Assets Presented in the Statement of Financial Condition	$ 0	$ 0